Operating leases (Tables)	12 Months Ended
Dec. 31, 2017
Leases1 [Abstract]
Disclosure of operating leases
Finance lease liabilities are payable as follows:

	Future minimum		Present value of minimum lease
At December 31, 2017	lease payments	Interest	payments
Less than one year	$1,127	$475	$652
Between one and five years	4,992	1,323	3,669
More than five years	2,774	214	2,560
	$8,893	$2,012	$6,881

Current			$652
Non-current			6,229
			$6,881

16.	Finance lease liability (cont'd):

	Future minimum		Present value of minimum lease
At December 31, 2016	lease payments	Interest	payments
Less than one year	$1,055	$486	$569
Between one and five years	4,524	1,468	3,056
More than five years	3,783	411	3,372
	$9,362	$2,365	$6,997

Current			$569
Non-current			6,428
			$6,997
At December 31, 2017, the Corporation is committed to payments under all operating leases as follows:

Less than 1 year	$2,459
1-3 years	4,698
4-5 years	4,236
Thereafter	10,624
Total minimum lease payments	$22,017